Schedule of financial performance and cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenues	$ 2,545	$ 61	$ 16
Loss before income tax	(48,735)	(17,997)	(44,216)
Income tax expense	(1,618)	691	(1,603)
Gain/(loss) from discontinued operations	621	1,648	(881)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Revenues			11,909
Cost of sales			(10,268)
Income/(Expenses)	621	1,648	(2,522)
Loss before income tax	621	1,648	(881)
Income tax expense
Gain/(loss) from discontinued operations	621	1,648	(881)
Net cash inflow/(outflow) from operating activities	621	1,648	(881)
Net cash inflow/(outflow) from investing activities
Net cash inflow/(outflow) from financing activities
Net increase in cash generated by subsidiary	$ 621	$ 1,648	$ (881)